Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows used for operating leases	$ 673	$ 1,404	$ 206	$ 803	$ 1,874	$ 1,742
Weighted-average remaining lease term in years	4 years 4 months 24 days	5 years 4 months 24 days	4 years 4 months 24 days	5 years 4 months 24 days	4 years 10 months 24 days	5 years 10 months 24 days
Weighted-average discount rate	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%